Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 983,004	$ 141,200			¥ 2,783,843
Restricted cash	2,638	379			6,133
Short-term investments	1,369,118	196,661			930,610
Accounts receivable, net	469,276	67,407			655,261
Prepayments and other current assets	936,109	134,464			1,064,714
Due from related parties	233,255	33,505			126,990
Total current assets	3,993,400	573,616			5,567,551
Property and equipment, net	103,397	14,852			63,919
Operating lease right-of-use assets	183,563	26,367	¥ 216,540	$ 31,104
Intangible assets, net	44,476	6,389			48,421
Goodwill					617,837	¥ 634,157
Long-term investments	2,516,724	361,504			1,849,043
Other non-current assets	112,700	16,188			35,830
Deferred tax assets	31,951	4,589			88,896
Total non-current assets	3,018,344	433,557			2,725,085
Total assets	7,011,744	1,007,173			8,292,636
Accounts payable	87,524	12,571			171,055
Accrued expenses and other current liabilities	1,504,728	216,141			1,514,642
Due to related parties	92,210	13,245			37,298
Income tax payable	60,657	8,713			112,770
Total current liabilities	1,745,119	250,670			1,835,765
Deferred tax liabilities	82,847	11,900			110,291
Other non-current liabilities	189,231	27,182			64,185
Total non-current liabilities	272,078	39,082			174,476
Total liabilities	2,017,197	289,752			2,010,241
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	42,809	6,149			49,623
Restricted cash	476	68			526
Short-term investments	4,000	575
Accounts receivable, net	107,199	15,398			25,346
Prepayments and other current assets	74,384	10,685			49,739
Due from related parties	624,600	89,718			425,752
Total current assets	853,468	122,593			550,986
Property and equipment, net	9,393	1,349			12,753
Operating lease right-of-use assets	37,141	5,335			0
Intangible assets, net	6,616	950			6,926
Goodwill					962
Long-term investments	214,340	30,788			111,836
Other non-current assets	3,384	486			2,733
Deferred tax assets	9,474	1,361			9,250
Total non-current assets	280,348	40,269			144,460
Total assets	1,133,816	162,862			695,446
Accounts payable	10,642	1,529			11,777
Accrued expenses and other current liabilities	100,015	14,366			82,012
Due to related parties	907,481	130,351			387,629
Income tax payable	1,587	228			1,945
Total current liabilities	1,019,725	146,474			483,363
Deferred tax liabilities	3,749	539			1,660
Due to related parties					19,596
Other non-current liabilities	32,037	4,602			4,754
Total non-current liabilities	35,786	5,141			26,010
Total liabilities	¥ 1,055,511	$ 151,615			¥ 509,373